Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share

20.	Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2019		2020		2021		2021
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(13,510)	(35,035)	(51,294)	(36,325)	(193,772)	(30,407)	(120,187)	(18,861)
Modification of Redeemable Convertible Preferred Shares	(2,779)	(7,207)	—	—	—	—	—	—
Accretion to redemption value of Redeemable Convertible Preferred Shares	(4,804)	(12,458)	—	—	—	—	—	—

Net loss attributable to ordinary shareholders	(21,093)	(54,700)	(51,294)	(36,325)	(193,772)	(30,407)	(120,187)	(18,861)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	17,014	44,122	64,143	45,420	69,733	69,733	43,252	43,252

Loss per share – basic and diluted	(1.24)	(1.24)	(0.80)	(0.80)	(2.78)	(0.44)	(2.78)	(0.44)

The potentially dilutive securities such as the Redeemable Convertible Preferred Shares, unvested RSUs and options were not included in the calculation of diluted loss per share because of their anti-dilutive effect.